Stockholders’ Equity (Deficit) and Stock-Based Compensation - Restricted Stock, Narrative (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 7,718,000	$ 41,000	$ 17,000	$ 5,833,000	$ 80,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)			$ 0.27	$ 2.10	$ 0.67
Intrinsic value of shares vested	26,300,000		$ 0	$ 3,700,000	$ 800,000
Stock-based compensation expense				0
Share-based compensation, liability	$ 2,200,000			$ 2,900,000	$ 1,700,000